Summary of Significant Accounting Policies - Schedule of Fair Value of Warrant Liability Measured on Recurring Basis Using Significant Unobservable Inputs (Detail) - Fair Value, Inputs, Level 3 [Member]
12 Months Ended
Dec. 31, 2020 $ / shares
Series C Warrants [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Fair market value of warrants	$ 12.08
Warrant [Member] | Black-Scholes option pricing model [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Volatility for Black-Scholes option pricing model	45.00%